Segment Information: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating segments:
Aeronautical revenue	$ 9,596,975	$ 8,942,910	$ 6,484,219
Non aeronautical services revenue	5,988,470	5,531,557	4,261,383
Construction services (Note 3.1.3)	1,236,193	935,774	1,844,216
Total	16,821,638	15,410,241	12,589,818
Operating profit	8,481,295	7,778,969	1,476,833
Total assets	57,515,881	56,181,821
Total liabilities	18,744,704	19,500,432
Exchange rate translation from non-current assets (***)	(588,575)	116,059	315,021
Commercial right's			6,053,820
Amortization and depreciation	(1,836,897)	(1,760,741)	(1,166,114)
Operating segments
Operating segments:
Aeronautical revenue	9,596,975	8,942,910	6,484,219
Non aeronautical services revenue	5,988,470	5,531,557	4,261,383
Construction services (Note 3.1.3)	1,236,193	935,774	1,844,216
Operating profit	8,481,294	7,778,969	1,476,833
Non-current assets	49,670,025	50,180,909	50,826,241
Total assets	57,515,881	56,181,821	56,614,103
Total liabilities	18,744,704	19,500,432	22,925,802
Own assets acquired			20,626,499
Exchange rate translation from non-current assets (***)			847,475
Commercial right's			6,053,820
Improvements to assets under concession and acquisition of furniture and equipment in the period	2,614,864	1,636,625	1,495,212
Amortization and depreciation	(1,836,897)	(1,760,741)	(1,166,114)
Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	8,255,982	7,687,328
Non aeronautical services revenue	895,591	621,850
Total	9,151,573	8,309,178
Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	2,718,752	1,209,661
Non aeronautical services revenue	6,254,270	4,478,129
Construction services (Note 3.1.3)	36,123,005	935,774
Total	7,670,065	6,623,565
Aeropuerto de Cancun | Transferred at a point in time:
Operating segments:
Non aeronautical services revenue	621,850	621,850
Aeropuerto de Cancun | Operating segments
Operating segments:
Aeronautical revenue	4,550,164	4,428,546	3,963,324
Non aeronautical services revenue	4,024,354	3,831,325	3,401,235
Construction services (Note 3.1.3)	249,127	205,834	1,421,942
Operating profit	5,355,787	5,206,971	4,623,499
Non-current assets	17,533,430	16,927,804	17,539,396
Total assets	21,463,802	19,002,035	20,486,290
Total liabilities	5,383,343	4,528,342	7,932,392
Improvements to assets under concession and acquisition of furniture and equipment in the period	1,076,257	364,795	1,009,625
Amortization and depreciation	(463,988)	(455,003)	(457,447)
Aeropuerto de Cancun | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	3,933,693	3,846,184
Non aeronautical services revenue	662,485	621,850
Total	4,596,178	4,468,034
Aeropuerto de Cancun | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	616,471	543,282
Non aeronautical services revenue	3,361,869	2,888,043
Construction services (Note 3.1.3)	249,127	205,834
Total	4,227,467	3,637,160
Aerostar | Operating segments
Operating segments:
Aeronautical revenue	1,870,428	1,700,859	939,042
Non aeronautical services revenue	1,100,573	964,404	482,590
Construction services (Note 3.1.3)	335,148	360,004	72,925
Operating profit	1,068,148	882,381	311,529
Non-current assets	19,454,107	20,515,694	19,831,755
Total assets	20,468,947	21,607,145	20,609,156
Total liabilities	8,807,985	10,040,600	9,599,943
Own assets acquired			13,390,511
Exchange rate translation from non-current assets (***)			686,198
Commercial right's			6,053,820
Improvements to assets under concession and acquisition of furniture and equipment in the period	376,649	772,009	139,078
Amortization and depreciation	(659,873)	(632,236)	(437,852)
Aerostar | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,369,066	1,245,320
Non aeronautical services revenue	233,106
Total	1,602,172	1,245,320
Aerostar | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	(1,033,918)	455,539
Non aeronautical services revenue	835,042	954,626
Construction services (Note 3.1.3)	20,468,947	360,004
Total	1,703,977	1,770,169
Airplan
Operating segments:
Construction services (Note 3.1.3)	175,998	312,375	187,294
Airplan | Operating segments
Operating segments:
Aeronautical revenue	1,391,657	1,276,506	225,693
Non aeronautical services revenue	507,076	396,834	69,071
Construction services (Note 3.1.3)	175,998	312,375	187,294
Operating profit	441,413	239,893	782
Non-current assets	5,836,603	6,592,640	7,107,932
Total assets	6,573,460	6,905,451	7,327,398
Total liabilities	4,161,205	4,575,476	5,092,968
Own assets acquired			7,235,988
Exchange rate translation from non-current assets (***)			161,277
Improvements to assets under concession and acquisition of furniture and equipment in the period	176,335	415,042	189,536
Amortization and depreciation	(482,130)	(452,364)	(54,998)
Airplan | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	1,322,648	1,200,941
Total	1,322,648	1,200,941
Airplan | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	(1,146,650)	75,565
Non aeronautical services revenue	441,413	395,410
Construction services (Note 3.1.3)	6,573,460	312,375
Total	752,083	783,350
Merida | Operating segments
Operating segments:
Aeronautical revenue	579,727	469,879	394,531
Non aeronautical services revenue	129,527	117,277	97,656
Construction services (Note 3.1.3)	134,104	4,831	46,146
Operating profit	384,115	297,468	264,098
Non-current assets	1,780,146	1,454,497	1,497,095
Total assets	1,981,396	1,857,958	1,769,962
Total liabilities	(27,836)	(25,257)	(180)
Improvements to assets under concession and acquisition of furniture and equipment in the period	407,684	7,116	50,021
Amortization and depreciation	(48,371)	(47,803)	(46,470)
Merida | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	530,736	426,070
Total	530,736	426,070
Merida | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	(396,632)	41,179
Non aeronautical services revenue	384,115	57,554
Construction services (Note 3.1.3)	1,981,396	4,831
Total	312,622	103,564
Villahermosa | Operating segments
Operating segments:
Aeronautical revenue	251,468	201,502	195,554
Non aeronautical services revenue	58,270	59,822	61,909
Construction services (Note 3.1.3)	57,225	15,604	6,336
Operating profit	152,041	113,038	119,772
Non-current assets	1,003,909	921,162	935,624
Total assets	1,301,195	1,241,529	1,227,172
Total liabilities	78,227	79,070	82,802
Improvements to assets under concession and acquisition of furniture and equipment in the period	117,405	12,671	8,965
Amortization and depreciation	(30,693)	(30,147)	(29,892)
Villahermosa | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	229,217	180,407
Total	229,217	180,407
Villahermosa | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	(171,992)	21,027
Non aeronautical services revenue	152,041	39,395
Construction services (Note 3.1.3)	1,301,195	15,604
Total	137,746	76,027
Holding & service | Operating segments
Operating segments:
Non aeronautical services revenue	1,748,731	1,684,204	1,492,287
Operating profit	585,440	605,860	501,617
Non-current assets	30,598,817	28,789,664	25,176,942
Total assets	31,343,675	29,525,000	25,693,958
Total liabilities	244,152	205,077	131,983
Improvements to assets under concession and acquisition of furniture and equipment in the period			813
Amortization and depreciation	(7,194)	(640)	(700)
Holding & service | Operating segments | Transferred over a period time:
Operating segments:
Non aeronautical services revenue	585,440
Total	1,748,731
Other | Operating segments
Operating segments:
Aeronautical revenue	953,531	865,618	766,075
Non aeronautical services revenue	169,120	162,345	149,240
Construction services (Note 3.1.3)	284,591	37,126	109,573
Operating profit	494,350	433,358	374,634
Non-current assets	4,628,280	4,314,529	4,430,766
Total assets	5,548,880	5,377,784	5,193,436
Total liabilities	97,834	97,124	85,894
Improvements to assets under concession and acquisition of furniture and equipment in the period	460,534	64,692	97,174
Amortization and depreciation	(144,648)	(142,548)	(138,755)
Other | Operating segments | Transferred at a point in time:
Operating segments:
Aeronautical revenue	870,622	788,406
Total	870,622	788,406
Other | Operating segments | Transferred over a period time:
Operating segments:
Aeronautical revenue	(586,031)	73,069
Non aeronautical services revenue	494,350	143,101
Construction services (Note 3.1.3)	5,548,880	37,126
Total	536,620	253,295
Consolidation adjustments | Operating segments
Operating segments:
Non aeronautical services revenue	(1,749,181)	(1,684,654)	(1,492,605)
Operating profit			(4,719,098)
Non-current assets	(31,165,267)	(29,335,081)	(25,693,269)
Total assets	(31,165,474)	$ (29,335,081)	$ (25,693,269)
Total liabilities	(206)
Consolidation adjustments | Operating segments | Transferred over a period time:
Operating segments:
Total	$ (1,749,181)